STOCKHOLDERS EQUITY	12 Months Ended
May 31, 2020
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

Common Stockv

The Company’s authorized common stock consists of 500,000,000 shares with par value of $0.0001. As of May 31, 2020 and May 31, 2020, the issued and outstanding shares of common stock was 9,863,000.

Warrants

The following is a summary of warrants activity during the year ended May 31, 2020.

	Number of Shares	Weighted Average Exercise Price
Balance, May 31, 2019	9,317,500	0.15

Warrants expired	(1,485,000)	0.21

Balance, May 31, 2020	7,832,500	0.14